Stock Options, Stock Appreciation Rights and Warrants (Details Textual 2) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 14, 2016	Jun. 24, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense			$ 135	$ 135	$ 292,463	$ 3,115,190
Unrecognized compensation costs			$ 405		$ 540
Class of warrant or right, outstanding			6,422,124		6,422,124
Number of warrants exercisable		349,397
Proceeds from sale of common stock		$ 916,540	$ 132,500		$ 769,000	$ 1,484,700
Warrants outstanding			6,422,124		6,422,124
Proceeds from warrant exercises		$ 916,540
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares to be purchased under rights			6,572,124		6,572,124
Common share exercise price, per share	$ 0.50
Expiration date	Dec. 31, 2017				Dec. 31, 2017
Warrants issued	150,000
Percentage of market price	80.00%
Number of shares, exercised		650,603
Warrant [Member] | Exercise Price 5.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable			3,211,062		3,211,062
Exercise price of warrants			$ 5.00		$ 5.00
Warrant [Member] | Exercise Price 10.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable			3,211,062		3,211,062
Exercise price of warrants			$ 10.00		$ 10.00
Warrant [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable		1,000,000
Common share exercise price, per share		$ 1.00
Percentage of exercise price on closing price		80.00%
Expiration date		Jun. 23, 2016
Issuance of restricted common stock for cash, shares		362,308